Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Allowance for credit losses	¥ 462,303	¥ 462,369
Operating loss carryforwards	99,566	97,844
Loans	37	790
Accrued liabilities and other	309,017	300,942
Premises and equipment	124,419	117,322
Derivative financial instruments	154,237	69,039
Obligations under operating leases	106,864	132,443
Valuation allowance	(184,932)	(137,503)
Total deferred tax assets	1,071,511	1,043,246
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	605,443	1,017,131
Intangible assets	69,276	70,575
Lease transactions	47,432	48,519
Defined benefit plans	102,998	81,282
Investments in subsidiaries and affiliates	506,829	338,713
Right-of-use assets of operating leases	77,274	100,260
Other	113,335	92,306
Total deferred tax liabilities	1,522,587	1,748,786
Net deferred tax assets (liabilities)	¥ (451,076)	¥ (705,540)